Shareholder Report, Line Graph (Details) - USD ($)														12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Oct. 20, 2020	Jun. 30, 2020	Oct. 09, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 15, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value	$ 1,533,692	$ 1,259,064	$ 1,052,435	$ 1,273,743		$ 1,043,647	$ 1,000,000							$ 1,859,598
Service Class
Account Value [Line Items]
Line Graph and Table Measure Name														Service Class
Accumulated Value	13,332	10,949	9,173	11,107	$ 10,000									$ 16,149
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional Class
Accumulated Value	1,700,146	1,715,389	1,725,458	1,669,889		1,443,043		$ 1,478,537	$ 1,289,579	$ 1,281,901		$ 1,199,985	$ 1,000,000	$ 2,146,265
Service Class
Account Value [Line Items]
Line Graph and Table Measure Name														Service Class
Accumulated Value	14,127	14,269	14,366	13,926		12,044		12,351	10,778	10,714	$ 10,000			$ 17,810
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World Index (Net)
Accumulated Value	1,769,330	1,472,084	1,242,156	1,450,065		1,042,880	$ 1,000,000							$ 2,056,992
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World Index (Net)
Accumulated Value	15,352	12,773	10,778	12,582	$ 10,000									$ 17,848
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World Index (Net)
Accumulated Value	2,368,279	1,970,410	1,662,647	1,940,938		1,395,913		1,357,320	1,276,509	1,149,104		972,205	1,000,000	$ 2,753,320
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Global Infrastructure Index
Accumulated Value	1,649,850	1,541,627	1,479,974	1,401,501		1,137,997		1,335,056	1,190,240	1,168,972		$ 1,037,150	$ 1,000,000	$ 2,107,657
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World Index (Net)
Accumulated Value	23,670	19,694	16,618	19,399		13,952		13,566	12,758	11,485	10,000			$ 27,519
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Global Infrastructure Index
Accumulated Value	$ 15,702	$ 14,672	$ 14,086	$ 13,339		$ 10,831		$ 12,706	$ 11,328	$ 11,126	$ 10,000			$ 20,060